Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.43%
Communication Services - 3.83%
AMC Networks, Inc.,
Class A* 140,000 $ 5,688,200
ATN International, Inc. 63,500 2,532,380
Audacy, Inc.* 468,245 1,353,228
Beasley Broadcast Group,
Inc., Class A* 163,600 287,936
Consolidated
Communications
Holdings, Inc.* 274,000 1,616,600
Cumulus Media, Inc.,
Class A* 84,100 836,795
DallasNews Corp. 6,875 47,850
DHI Group, Inc.* 185,000 1,100,750
EchoStar Corp., Class A* 230,500 5,610,370
Entravision
Communications Corp.,
Class A 260,800 1,671,728
EW Scripps Co. (The),
Class A* 261,166 5,429,641
Fluent, Inc.* 150,000 312,000
Gannett Co., Inc.* 563,200 2,540,032
Gray Television, Inc. 291,200 6,426,784
Mediaco Holding, Inc.,
Class A* 12,992 54,307
Saga Communications,
Inc., Class A 21,761 497,239
Salem Media Group, Inc.* 55,800 189,162
Scholastic Corp. 107,500 4,330,100
SPAR Group, Inc.* 27,237 35,408
Spok Holdings, Inc. 45,000 359,100
Telephone and Data
Systems, Inc. 315,800 5,962,304
Townsquare Media, Inc.,
Class A* 129,900 1,661,421
TrueCar, Inc.* 234,300 925,485
Urban One, Inc.* 151,800 781,770
50,250,590
Consumer Discretionary - 11.89%
Aaron's Co., Inc. (The) 70,000 1,405,600
Abercrombie & Fitch Co.,
Class A* 150,000 4,798,500
Adient PLC* 10,500 428,085
Adtalem Global Education,
Inc.* 132,200 3,927,662
AMCON Distributing Co. 2,450 380,485
American Axle &
Manufacturing Holdings,
Inc.* 452,200 3,509,072
Ark Restaurants Corp.* 12,600 232,722
Asbury Automotive Group,
Inc.*+ 17,100 2,739,420
Industry Company Shares Value
Consumer Discretionary (continued)
Bassett Furniture
Industries, Inc. 26,750 $ 442,980
Beazer Homes USA, Inc.* 118,500 1,803,570
Bed Bath & Beyond, Inc.*+ 138,000 3,109,140
Big 5 Sporting Goods
Corp.+ 148,700 2,550,205
Big Lots, Inc. 99,200 3,432,320
Biglari Holdings, Inc.,
Class B* 6,200 896,582
Bluegreen Vacations
Holding Corp.* 53,551 1,583,503
Build-A-Bear Workshop,
Inc. 47,100 860,988
Carrols Restaurant Group,
Inc. 138,100 312,106
Cato Corp. (The), Class A 104,400 1,530,504
Century Casinos, Inc.* 22,400 267,680
Century Communities, Inc. 95,200 5,099,864
China Automotive
Systems, Inc.* 95,650 291,733
Chuy's Holdings, Inc.* 23,000 621,000
Citi Trends, Inc.*+ 33,840 1,036,350
Conn's, Inc.*+ 172,600 2,659,766
Container Store Group,
Inc. (The)* 229,150 1,872,155
Cooper-Standard
Holdings, Inc.* 39,056 342,521
Crown Crafts, Inc. 21,050 137,035
Culp, Inc. 24,000 190,560
Delta Apparel, Inc.* 29,900 890,721
Dillard's, Inc., Class A+ 38,500 10,333,015
Dixie Group, Inc. (The)* 44,950 139,345
Ethan Allen Interiors, Inc. 75,500 1,968,285
Ever-Glory International
Group, Inc.* 30,000 55,200
Fiesta Restaurant Group,
Inc.* 22,900 171,178
Flanigan's Enterprises,
Inc.*+ 2,500 86,750
Fossil Group, Inc.*+ 146,000 1,407,440
Genesco, Inc.* 47,000 2,989,670
G-III Apparel Group, Ltd.* 164,300 4,444,315
Golden Entertainment, Inc.* 29,500 1,713,065
Good Times Restaurants,
Inc.* 106,000 371,000
Group 1 Automotive, Inc.+ 19,800 3,323,034
Guess?, Inc.+ 50,000 1,092,500
Haverty Furniture Cos., Inc. 64,400 1,765,848
Hibbett, Inc. 45,900 2,035,206
Hooker Furnishings Corp. 26,000 492,440
Lakeland Industries, Inc.* 33,450 641,906
Lands' End, Inc.* 92,600 1,566,792

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
La-Z-Boy, Inc. 60,000 $ 1,582,200
Lazydays Holdings, Inc.* 55,800 1,126,044
Lifetime Brands, Inc. 77,650 997,026
Lincoln Educational
Services Corp.* 75,000 536,250
Live Ventures, Inc.* 8,900 378,339
LL Flooring Holdings,
Inc.*+ 25,000 350,500
M/I Homes, Inc.* 85,200 3,778,620
MarineMax, Inc.* 92,000 3,703,920
Modine Manufacturing Co.* 162,800 1,466,828
Motorcar Parts of America,
Inc.* 65,000 1,158,950
Movado Group, Inc.+ 94,200 3,678,510
ODP Corp. (The)* 145,000 6,645,350
Perdoceo Education Corp.* 76,000 872,480
Rocky Brands, Inc.+ 30,300 1,260,177
Shoe Carnival, Inc. 82,500 2,405,700
Signet Jewelers, Ltd. 124,400 9,043,880
Smith & Wesson Brands,
Inc. 170,000 2,572,100
Sonic Automotive, Inc.,
Class A 106,100 4,510,311
Sportsman's Warehouse
Holdings, Inc.* 800 8,552
Strategic Education, Inc. 46,100 3,060,118
Strattec Security Corp.* 18,800 700,676
Superior Group of Cos.,
Inc. 74,200 1,324,470
Tenneco, Inc., Class A* 237,000 4,341,840
Tilly's, Inc., Class A+ 88,300 826,488
TravelCenters of America,
Inc.* 61,340 2,635,166
Tri Pointe Homes, Inc.* 266,000 5,341,280
Unifi, Inc.* 64,273 1,163,341
Unique Fabricating, Inc.* 35,000 66,500
Universal Technical
Institute, Inc.* 170,000 1,504,500
Vera Bradley, Inc.* 123,850 949,930
Vista Outdoor, Inc.* 40,187 1,434,274
VOXX International Corp.* 82,100 818,537
Weyco Group, Inc. 31,500 778,680
Zovio, Inc.* 57,000 46,746
Zumiez, Inc.*+ 79,800 3,049,158
156,067,259
Consumer Staples - 3.78%
Alico, Inc. 22,861 858,659
Andersons, Inc. (The) 96,900 4,870,194
Central Garden & Pet Co.,
Class A* 18,400 750,352
Industry Company Shares Value
Consumer Staples (continued)
Coffee Holding Co., Inc. 13,000 $ 44,330
Edgewell Personal Care
Co. 150,300 5,511,501
Fresh Del Monte Produce,
Inc. 167,200 4,332,152
Ingles Markets, Inc.,
Class A 68,301 6,082,204
Lifeway Foods, Inc.* 5,000 36,100
Mannatech, Inc. 8,400 307,272
Natural Alternatives
International, Inc.* 23,000 264,960
Natural Grocers by Vitamin
Cottage, Inc. 36,100 707,560
Oil-Dri Corp. of America 17,558 503,037
Rite Aid Corp.*+ 225,500 1,973,125
Seneca Foods Corp.,
Class A* 40,100 2,066,754
SpartanNash Co.+ 161,946 5,342,599
United Natural Foods, Inc.* 221,000 9,138,350
Village Super Market, Inc.,
Class A 10,000 245,000
Weis Markets, Inc. 92,325 6,593,851
Willamette Valley
Vineyards, Inc.* 5,000 45,150
49,673,150
Energy - 18.53%
Adams Resources &
Energy, Inc. 20,500 789,045
Alto Ingredients, Inc.*+ 176,900 1,206,458
Antero Resources Corp.* 658,600 20,107,058
Archrock, Inc. 436,755 4,031,249
Ardmore Shipping Corp.* 75,000 337,500
Berry Corp. 318,000 3,281,760
Bristow Group, Inc.* 91,299 3,385,367
Centennial Resource
Development, Inc.,
Class A* 1,172,500 9,462,075
Civitas Resources, Inc.+ 95,000 5,672,450
Comstock Resources, Inc.* 577,800 7,540,290
CONSOL Energy, Inc.*+ 137,900 5,189,177
CVR Energy, Inc. 222,000 5,669,880
Delek US Holdings, Inc.* 214,500 4,551,690
DHT Holdings, Inc.+ 647,322 3,754,468
Dorian LPG, Ltd. 161,300 2,337,237
Earthstone Energy, Inc.,
Class A*+ 194,000 2,450,220
Epsilon Energy, Ltd.+ 90,000 580,500
Forum Energy
Technologies, Inc.* 9,000 206,100
Frontline, Ltd.*+ 621,100 5,465,680

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Geospace Technologies
Corp.* 75,000 $ 431,250
Golar LNG, Ltd.* 381,500 9,453,570
Gran Tierra Energy, Inc.* 298,900 469,273
Green Plains, Inc.*+ 95,200 2,952,152
Hallador Energy Co.* 255,000 892,500
Helix Energy Solutions
Group, Inc.* 596,000 2,848,880
International Seaways,
Inc.+ 112,590 2,031,123
Mammoth Energy
Services, Inc.*+ 121,400 258,582
Murphy Oil Corp. 125,000 5,048,750
Nabors Industries, Ltd.* 32,200 4,917,584
NACCO Industries, Inc.,
Class A 22,445 880,293
National Energy Services
Reunited Corp.* 298,700 2,509,080
Natural Gas Services
Group, Inc.* 64,752 771,196
Navigator Holdings, Ltd.* 10,000 122,100
NCS Multistage Holdings,
Inc.* 4,005 200,490
Newpark Resources, Inc.* 510,800 1,869,528
Nine Energy Service, Inc.* 35,000 130,900
Oil States International,
Inc.* 244,400 1,698,580
Overseas Shipholding
Group, Inc., Class A* 593,300 1,239,997
Par Pacific Holdings, Inc.* 99,000 1,288,980
Patterson-UTI Energy, Inc. 564,000 8,730,720
PBF Energy, Inc., Class A* 432,600 10,542,462
PDC Energy, Inc. 44,600 3,241,528
PHX Minerals, Inc. 40,000 122,400
ProPetro Holding Corp.* 400,000 5,572,000
Range Resources Corp.*+ 315,000 9,569,700
Ranger Energy Services,
Inc.* 38,400 393,600
Ranger Oil Corp., Class A* 49,500 1,709,235
Renewable Energy Group,
Inc.* 65,604 3,978,883
Ring Energy, Inc.*+ 774,500 2,958,590
RPC, Inc.* 176,300 1,881,121
SandRidge Energy, Inc.* 130,050 2,083,401
Scorpio Tankers, Inc.+ 213,467 4,563,924
SEACOR Marine
Holdings, Inc.* 86,800 700,476
Select Energy Services,
Inc., Class A* 152,500 1,306,925
SFL Corp., Ltd. 550,000 5,599,000
SM Energy Co. 243,000 9,464,850
Smart Sand, Inc.* 212,000 731,400
Industry Company Shares Value
Energy (continued)
Solaris Oilfield
Infrastructure, Inc.,
Class A 107,900 $ 1,218,191
Talos Energy, Inc.* 293,400 4,632,786
Teekay Corp.* 590,000 1,870,300
Teekay Tankers, Ltd.,
Class A*+ 103,625 1,434,170
Transocean, Ltd.* 1,441,000 6,585,370
US Silica Holdings, Inc.* 355,000 6,624,300
VAALCO Energy, Inc. 400,000 2,612,000
Weatherford International
PLC* 207,000 6,893,100
Whiting Petroleum Corp. 84,500 6,887,595
World Fuel Services Corp. 196,100 5,302,544
243,243,583
Financials - 32.66%
1st Source Corp. 85,000 3,931,250
ACNB Corp. 6,400 223,680
Affinity Bancshares, Inc.* 12,500 196,625
Alerus Financial Corp. 47,300 1,307,372
Allegiance Bancshares,
Inc. 51,500 2,301,020
Amalgamated Financial
Corp. 87,600 1,574,172
A-Mark Precious Metals,
Inc. 7,779 601,628
Amerant Bancorp, Inc. 79,394 2,508,056
American National
Bankshares, Inc. 25,000 942,000
AmeriServ Financial, Inc. 118,000 476,720
Ames National Corp. 1,008 25,059
Argo Group International
Holdings, Ltd. 97,484 4,024,140
Associated Capital Group,
Inc., Class A 22,571 945,951
Auburn National BanCorp,
Inc. 12,000 396,120
Axos Financial, Inc.* 89,510 4,152,369
Banc of California, Inc. 168,043 3,253,312
Banco Latinoamericano de
Comercio Exterior SA,
Class E 113,400 1,766,772
Bank of Marin Bancorp 12,247 429,502
Bank of NT Butterfield &
Son, Ltd. (The) 113,500 4,072,380
Bank of Princeton (The) 34,480 994,748
Bank of the James
Financial Group, Inc. 5,600 81,760
Bank7 Corp. 51,500 1,216,430
BankFinancial Corp. 59,912 620,688

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Bankwell Financial Group,
Inc. 15,000 $ 507,450
Banner Corp. 91,127 5,333,663
Bar Harbor Bankshares 50,966 1,458,647
BayCom Corp. 913 19,876
BCB Bancorp, Inc. 60,400 1,102,300
Berkshire Hills Bancorp,
Inc. 134,801 3,905,185
Broadway Financial Corp.* 394,300 626,937
Brookline Bancorp, Inc. 250,000 3,955,000
Business First Bancshares,
Inc. 65,000 1,581,450
Byline Bancorp, Inc. 120,800 3,222,944
C&F Financial Corp. 9,900 496,089
Camden National Corp. 65,600 3,085,824
Capital Bancorp, Inc. 76,950 1,759,077
Capital City Bank Group,
Inc. 36,000 948,960
Capstar Financial
Holdings, Inc. 45,000 948,600
Carter Bankshares, Inc.* 8,000 138,960
CB Financial Services, Inc. 14,000 329,700
Central Pacific Financial
Corp. 20,000 558,000
Central Valley Community
Bancorp 55,000 1,284,250
Chemung Financial Corp. 19,500 910,455
ChoiceOne Financial
Services, Inc. 1,000 25,060
Citizens Community
Bancorp, Inc. 59,400 897,534
Citizens, Inc.*+ 136,040 576,810
Civista Bancshares, Inc. 42,523 1,024,804
CNB Financial Corp. 41,900 1,102,808
Codorus Valley Bancorp,
Inc. 56,622 1,245,684
Community Financial Corp.
(The) 12,500 500,000
Community Trust Bancorp,
Inc. 60,000 2,472,000
Community West
Bancshares 57,000 798,570
ConnectOne Bancorp, Inc. 93,346 2,988,005
Consumer Portfolio
Services, Inc.* 171,850 1,745,996
Cowen, Inc., Class A 110,500 2,994,550
Crawford & Co., Class A 60,000 453,600
Crawford & Co., Class B 23,100 168,399
CrossFirst Bankshares,
Inc.* 55,700 877,832
Curo Group Holdings
Corp. 60,600 790,830
Industry Company Shares Value
Financials (continued)
Customers Bancorp, Inc.* 122,391 $ 6,381,467
Dime Community
Bancshares, Inc. 106,116 3,668,430
Donegal Group, Inc.,
Class A 89,000 1,193,490
Donnelley Financial
Solutions, Inc.* 54,100 1,799,366
Eagle Bancorp Montana,
Inc. 29,800 665,434
Eagle Bancorp, Inc. 72,070 4,108,711
Elevate Credit, Inc.* 157,900 483,174
Emclaire Financial Corp. 1,200 45,024
Employers Holdings, Inc. 59,300 2,432,486
Encore Capital Group,
Inc.* 107,500 6,743,475
Enova International, Inc.* 90,407 3,432,754
Enterprise Bancorp, Inc. 29,475 1,182,537
Enterprise Financial
Services Corp. 81,191 3,841,146
Equity Bancshares, Inc.,
Class A 66,000 2,132,460
Esquire Financial Holdings,
Inc.* 22,000 739,420
ESSA Bancorp, Inc. 25,200 452,340
Evans Bancorp, Inc. 18,101 687,838
EZCORP, Inc., Class A* 316,200 1,909,848
Farmers National Banc
Corp. 88,450 1,508,957
Federal Agricultural
Mortgage Corp., Class C 26,600 2,885,568
Financial Institutions, Inc. 53,400 1,608,942
First BanCorp 520,600 6,830,272
First Bancorp/Southern
Pines NC 62,473 2,609,497
First Bancshares, Inc.
(The) 69,200 2,329,272
First Bank 61,800 878,796
First Busey Corp. 144,000 3,648,960
First Business Financial
Services, Inc. 45,400 1,489,574
First Capital, Inc. 15,035 581,103
First Commonwealth
Financial Corp. 273,800 4,150,808
First Community
Bankshares, Inc. 4,579 129,174
First Community Corp. 25,000 530,000
First Financial Bancorp 200,000 4,610,000
First Financial Corp. 33,862 1,465,547
First Financial Northwest,
Inc. 42,882 733,711
First Guaranty Bancshares,
Inc. 27,472 657,680

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Internet Bancorp 31,600 $ 1,359,116
First Interstate
BancSystem, Inc.,
Class A 82,817 3,045,181
First Merchants Corp. 128,100 5,328,960
First Mid Bancshares, Inc. 51,500 1,982,235
First National Corp. 33,800 709,800
First Northwest Bancorp 19,887 439,304
First of Long Island Corp.
(The) 20,600 400,876
First Savings Financial
Group, Inc. 1,000 24,540
First United Corp. 21,876 492,866
First US Bancshares, Inc. 6,468 75,158
First Western Financial,
Inc.* 7,800 243,828
Flushing Financial Corp. 93,297 2,085,188
FNCB Bancorp, Inc. 90,400 856,088
Franklin Financial Services
Corp. 6,100 204,838
FS Bancorp, Inc. 1,500 46,500
FVCBankcorp, Inc.* 22,000 456,500
Genworth Financial, Inc.,
Class A* 1,300,000 4,914,000
Great Southern Bancorp,
Inc. 10,000 590,100
Guild Holdings Co.,
Class A+ 52,001 533,530
Hallmark Financial
Services, Inc.* 90,000 326,700
Hanmi Financial Corp. 87,000 2,141,070
HarborOne Bancorp, Inc. 132,600 1,859,052
Hawthorn Bancshares, Inc. 26,262 663,903
HCI Group, Inc. 20,000 1,363,600
Heartland Financial USA,
Inc. 102,100 4,883,443
Hennessy Advisors, Inc.+ 7,000 70,840
Heritage Commerce Corp. 12,900 145,125
Heritage Financial Corp. 88,400 2,215,304
Heritage Insurance
Holdings, Inc. 70,100 500,514
HMN Financial, Inc. 23,800 589,288
Home Bancorp, Inc. 30,494 1,243,850
HomeStreet, Inc. 82,800 3,923,064
Hope Bancorp, Inc. 385,800 6,203,664
Horace Mann Educators
Corp. 95,400 3,990,582
Horizon Bancorp, Inc. 177,667 3,317,043
Independent Bank Corp. 63,100 1,388,200
Independent Bank Group,
Inc. 57,750 4,109,490
Investar Holding Corp. 40,000 763,600
Industry Company Shares Value
Financials (continued)
Investors Title Co. 2,094 $ 425,522
Kingstone Cos., Inc. 45,300 240,996
Lakeland Bancorp, Inc. 170,654 2,849,922
Landmark Bancorp, Inc. 16,061 422,886
LCNB Corp. 45,500 798,980
LendingClub Corp.* 156,500 2,469,570
Limestone Bancorp, Inc. 36,150 754,089
Logan Ridge Finance
Corp.* 11,300 254,928
Luther Burbank Corp. 183,197 2,434,688
Macatawa Bank Corp. 19,000 171,190
Malvern Bancorp, Inc.* 4,900 78,939
Manning & Napier, Inc. 262,875 2,394,791
Mercantile Bank Corp. 31,200 1,105,104
Merchants Bancorp 64,611 1,769,049
Meridian Corp. 17,500 561,575
Meta Financial Group, Inc. 101,931 5,598,051
Metrocity Bankshares, Inc. 9,291 218,153
Metropolitan Bank Holding
Corp.* 21,400 2,177,878
Mid Penn Bancorp, Inc. 17,886 479,524
Middlefield Banc Corp. 34,000 843,880
Midland States Bancorp,
Inc. 98,700 2,848,482
MidWestOne Financial
Group, Inc. 41,460 1,372,326
MVB Financial Corp. 32,600 1,352,900
National Western Life
Group, Inc., Class A 11,314 2,380,466
Navient Corp. 450,000 7,668,000
NI Holdings, Inc.* 50,000 848,000
Nicholas Financial, Inc.* 43,400 444,850
Nicolet Bankshares, Inc.* 21,170 1,980,877
NMI Holdings, Inc.,
Class A* 264,900 5,462,238
Northfield Bancorp, Inc. 55,000 789,800
Northrim BanCorp, Inc. 16,900 736,333
Northwest Bancshares,
Inc. 113,200 1,529,332
Oak Valley Bancorp 40,000 738,000
OceanFirst Financial Corp. 219,223 4,406,382
Ocwen Financial Corp.* 25,001 594,024
OFG Bancorp 120,000 3,196,800
Ohio Valley Banc Corp. 15,700 474,140
Old National Bancorp 174,914 2,865,091
Old Point Financial Corp. 1,000 24,500
Old Second Bancorp, Inc. 85,550 1,241,330
OP Bancorp 91,900 1,272,815
Oportun Financial Corp.* 133,000 1,909,880
Oppenheimer Holdings,
Inc., Class A 54,493 2,374,805

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Orrstown Financial
Services, Inc. 25,600 $ 587,008
Ottawa Bancorp, Inc. 1,000 14,775
Pacific Premier Bancorp,
Inc. 17,200 608,020
Parke Bancorp, Inc. 50,099 1,182,837
Pathfinder Bancorp, Inc.+ 3,000 63,930
Patriot National Bancorp,
Inc.* 10,000 169,300
PCB Bancorp 58,600 1,344,870
Peapack-Gladstone
Financial Corp. 49,894 1,733,816
Penns Woods Bancorp,
Inc. 15,034 367,281
Peoples Bancorp of North
Carolina, Inc. 24,017 689,288
Peoples Bancorp, Inc. 64,697 2,025,663
Peoples Financial Services
Corp. 22,900 1,155,992
Piper Sandler Cos. 35,500 4,659,375
Plumas Bancorp 2,000 76,200
PRA Group, Inc.* 50,000 2,254,000
Preferred Bank 36,600 2,711,694
Premier Financial Corp. 85,000 2,578,050
Primis Financial Corp. 64,158 896,929
ProAssurance Corp. 150,700 4,050,816
Provident Bancorp, Inc. 54,600 885,612
Provident Financial
Holdings, Inc. 51,000 843,540
Provident Financial
Services, Inc. 167,731 3,924,905
QCR Holdings, Inc. 33,500 1,895,765
Randolph Bancorp, Inc. 2,500 66,025
RBB Bancorp 105,883 2,487,192
Red River Bancshares, Inc. 200 10,582
Regional Management
Corp. 56,100 2,724,777
Renasant Corp. 145,780 4,876,341
Republic Bancorp, Inc.,
Class A 49,362 2,218,328
Republic First Bancorp,
Inc.* 175,000 903,000
Rhinebeck Bancorp, Inc.* 15,000 152,250
Riverview Bancorp, Inc. 119,500 902,225
S&T Bancorp, Inc. 94,801 2,804,214
Safety Insurance Group,
Inc. 54,445 4,946,328
Salisbury Bancorp, Inc. 2,183 122,248
Sandy Spring Bancorp,
Inc. 1,700 76,364
SB Financial Group, Inc. 35,490 706,606
Industry Company Shares Value
Financials (continued)
Security National Financial
Corp., Class A* 27,511 $ 275,110
Shore Bancshares, Inc. 88,736 1,817,313
Sierra Bancorp 78,000 1,948,440
SiriusPoint, Ltd.* 415,300 3,106,444
SmartFinancial, Inc. 56,500 1,445,270
Sound Financial Bancorp,
Inc. 10,000 381,300
South Plains Financial, Inc. 50,000 1,329,000
Southern Missouri
Bancorp, Inc. 11,000 549,450
SouthState Corp. 18,180 1,483,306
Spirit of Texas Bancshares,
Inc. 65,000 1,708,200
Stewart Information
Services Corp. 88,314 5,352,712
StoneX Group, Inc.* 52,014 3,860,999
Summit Financial Group,
Inc. 35,515 908,829
Summit State Bank 21,000 357,630
SuRo Capital Corp.+ 96,463 832,476
SWK Holdings Corp.* 58,405 985,876
TCG BDC, Inc. 25,000 359,750
Territorial Bancorp, Inc. 30,000 720,000
Timberland Bancorp, Inc. 27,900 753,579
Tiptree, Inc. 135,200 1,737,320
TriCo Bancshares 75,900 3,038,277
TriState Capital Holdings,
Inc.* 77,900 2,588,617
TrustCo Bank Corp. NY 36,680 1,171,192
Trustmark Corp. 165,500 5,029,545
Union Bankshares, Inc. 139 4,274
United Bancorp, Inc. 17,000 306,510
United Bancshares, Inc. 2,000 64,320
United Fire Group, Inc. 93,300 2,898,831
Unity Bancorp, Inc. 43,867 1,227,399
Universal Insurance
Holdings, Inc. 160,516 2,165,361
Univest Financial Corp. 74,079 1,982,354
Velocity Financial, Inc.* 35,000 382,900
Veritex Holdings, Inc. 102,380 3,907,845
Walker & Dunlop, Inc. 26,475 3,426,395
Washington Federal, Inc. 140,000 4,594,800
Waterstone Financial, Inc. 10,000 193,400
Western New England
Bancorp, Inc. 125,000 1,117,500
Westwood Holdings
Group, Inc. 12,452 190,765
World Acceptance Corp.* 20,100 3,855,984
WSFS Financial Corp. 33,020 1,539,392
428,787,701

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care - 1.11%
AlerisLife, Inc.* 36,300 $ 78,045
American Shared Hospital
Services* 8,500 19,890
Brookdale Senior Living,
Inc.* 561,000 3,955,050
CynergisTek, Inc.* 5,000 6,700
FONAR Corp.* 16,500 306,075
Great Elm Group, Inc.* 19,000 34,390
National HealthCare Corp. 18,500 1,299,255
Owens & Minor, Inc. 118,500 5,216,370
Prestige Consumer
Healthcare, Inc.* 40,000 2,117,600
SunLink Health Systems,
Inc.* 3,500 5,110
Tivity Health, Inc.* 44,900 1,444,433
XBiotech, Inc. 5,000 43,200
14,526,118
Industrials - 15.93%
Acacia Research Corp.* 196,000 883,960
ACCO Brands Corp. 295,300 2,362,400
Acme United Corp. 15,000 506,250
Air Transport Services
Group, Inc.* 105,000 3,512,250
Allegiant Travel Co.* 25,200 4,092,228
Apogee Enterprises, Inc. 19,400 920,724
ARC Document Solutions,
Inc. 204,350 796,965
ArcBest Corp. 69,500 5,594,750
Art's-Way Manufacturing
Co., Inc.* 15,000 82,800
Atlas Air Worldwide
Holdings, Inc.* 75,700 6,538,209
Avalon Holdings Corp.,
Class A* 16,900 55,347
BGSF, Inc. 18,000 237,060
BlueLinx Holdings, Inc.* 15,000 1,078,200
Boise Cascade Co. 106,000 7,363,820
BrightView Holdings, Inc.* 257,800 3,508,658
Caesarstone, Ltd. 85,600 900,512
Chicago Rivet & Machine
Co. 1,000 26,180
Civeo Corp.* 46,903 1,107,145
CompX International, Inc. 1,000 23,520
Concrete Pumping
Holdings, Inc.* 130,000 871,000
Cornerstone Building
Brands, Inc.* 184,500 4,487,040
Costamare, Inc. 477,200 8,136,260
Covenant Logistics Group,
Inc. 68,100 1,466,193
DLH Holdings Corp.* 80,050 1,516,147
Industry Company Shares Value
Industrials (continued)
DXP Enterprises, Inc.* 54,000 $ 1,462,860
Eagle Bulk Shipping, Inc. 48,600 3,310,146
Eastern Co. (The) 19,601 456,507
EnPro Industries, Inc. 10,800 1,055,484
Genco Shipping & Trading,
Ltd. 180,900 4,272,858
GMS, Inc.* 118,200 5,882,814
Granite Construction,
Inc.+ 27,900 915,120
Greenbrier Cos., Inc.
(The)+ 96,700 4,981,017
H&E Equipment Services,
Inc. 30,900 1,344,768
Hawaiian Holdings, Inc.* 150,000 2,955,000
Heidrick & Struggles
International, Inc. 55,000 2,176,900
Herc Holdings, Inc. 40,400 6,750,436
Hub Group, Inc., Class A* 20,000 1,544,200
Hudson Technologies, Inc.* 18,200 113,022
Hurco Cos., Inc. 8,500 267,920
Huttig Building Products,
Inc.* 10,400 110,864
Innovate Corp.* 335,125 1,236,611
Interface, Inc. 55,000 746,350
KAR Auction Services,
Inc.* 275,000 4,963,750
Kelly Services, Inc.,
Class A 99,300 2,153,817
L B Foster Co., Class A* 35,700 548,709
Limbach Holdings, Inc.* 27,500 191,125
LS Starrett Co. (The),
Class A* 10,632 81,760
LSI Industries, Inc. 104,900 629,400
Manitowoc Co., Inc. (The)* 166,550 2,511,574
Matthews International
Corp., Class A 75,000 2,427,000
Maxar Technologies, Inc. 168,000 6,629,280
Mayville Engineering Co.,
Inc.* 3,110 29,141
Mega Matrix Corp. 21,500 43,000
Mesa Air Group, Inc.* 177,900 782,760
Miller Industries, Inc. 34,400 968,704
Mistras Group, Inc.* 104,850 693,058
MRC Global, Inc.* 253,800 3,022,758
MYR Group, Inc.* 46,020 4,327,721
NL Industries, Inc. 57,594 414,101
NN, Inc.* 126,000 362,880
Northwest Pipe Co.*+ 50,000 1,272,500
NOW, Inc.* 301,566 3,326,273
Orion Group Holdings,
Inc.* 173,222 429,591

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
P&F Industries, Inc.,
Class A* 696 $ 4,190
PAM Transportation
Services, Inc.* 115,220 4,003,895
Pangaea Logistics
Solutions, Ltd. 156,600 870,696
Park-Ohio Holdings Corp. 52,515 738,886
Patriot Transportation
Holding, Inc. 7,500 59,850
Performant Financial Corp.* 175,000 544,250
Perma-Pipe International
Holdings, Inc.* 20,000 188,600
Powell Industries, Inc. 25,000 485,500
Preformed Line Products
Co. 16,375 1,038,503
Primoris Services Corp. 192,100 4,575,822
Quad/Graphics, Inc.* 181,500 1,259,610
Quanex Building Products
Corp. 91,700 1,924,783
Quest Resource Holding
Corp.* 41,500 255,225
REV Group, Inc. 250,000 3,350,000
Rush Enterprises, Inc.,
Class A 112,900 5,747,739
Rush Enterprises, Inc.,
Class B 56,410 2,727,423
Safe Bulkers, Inc. 627,100 2,984,996
Servotronics, Inc.* 1,500 21,981
SIFCO Industries, Inc.* 6,500 32,230
SkyWest, Inc.* 180,000 5,193,000
Steelcase, Inc., Class A 350,000 4,182,500
Sterling Construction Co.,
Inc.* 100,000 2,680,000
Terex Corp. 31,000 1,105,460
Textainer Group Holdings,
Ltd. 216,900 8,257,383
Titan Machinery, Inc.* 129,800 3,668,148
TrueBlue, Inc.* 93,350 2,696,882
Tutor Perini Corp.* 133,900 1,446,120
Ultralife Corp.* 77,400 415,638
Universal Logistics
Holdings, Inc. 7,500 151,125
US Xpress Enterprises,
Inc., Class A* 195,000 756,600
USA Truck, Inc.* 45,000 927,000
Vectrus, Inc.* 35,000 1,255,100
Veritiv Corp.* 53,500 7,147,065
Volt Information Sciences,
Inc.* 14,200 84,916
Wabash National Corp. 148,900 2,209,676
WESCO International,
Inc.* 27,000 3,513,780
Industry Company Shares Value
Industrials (continued)
Williams Industrial
Services Group, Inc.* 55,000 $ 109,450
Willis Lease Finance
Corp.* 35,400 1,139,526
209,212,945
Information Technology - 3.91%
Alpha & Omega
Semiconductor, Ltd.* 74,544 4,073,830
AstroNova, Inc.* 5,000 75,850
Aviat Networks, Inc.* 14,890 458,165
Bel Fuse, Inc., Class B 32,000 570,880
Benchmark Electronics,
Inc. 124,000 3,104,960
BM Technologies, Inc.*+ 14,096 120,521
Computer Task Group,
Inc.* 50,000 488,500
Conduent, Inc.* 760,600 3,924,696
Daktronics, Inc.* 121,500 466,560
Ebix, Inc.+ 55,000 1,823,250
EMCORE Corp.* 78,500 290,450
Franklin Wireless Corp.* 32,000 127,520
Greenidge Generation
Holdings, Inc.* 8,625 74,175
Information Services
Group, Inc. 140,300 955,443
Kimball Electronics, Inc.* 87,600 1,751,124
NETGEAR, Inc.* 65,000 1,604,200
NetScout Systems, Inc.* 202,400 6,492,992
NetSol Technologies, Inc.* 48,100 185,185
Network-1 Technologies,
Inc. 159,000 414,990
Photronics, Inc.* 206,050 3,496,668
Pineapple Holdings, Inc.+ 5,000 31,250
Ribbon Communications,
Inc.* 218,500 675,165
Richardson Electronics,
Ltd. 30,000 373,200
Sanmina Corp.* 145,100 5,864,942
ScanSource, Inc.* 72,100 2,508,359
StarTek, Inc.* 232,000 1,027,760
Steel Connect, Inc.* 65,000 83,850
Super Micro Computer,
Inc.* 5,425 206,530
Taitron Components, Inc.,
Class A 10,000 38,400
Trio-Tech International* 21,800 157,069
TTM Technologies, Inc.* 270,153 4,003,667
VirnetX Holding Corp.*+ 97,300 158,599
Wayside Technology
Group, Inc. 16,400 560,880
WidePoint Corp.* 19,000 71,820

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Xperi Holding Corp. 296,800 $ 5,140,576
51,402,026
Materials - 7.23%
Advanced Emissions
Solutions, Inc.* 92,075 572,707
AdvanSix, Inc. 70,000 3,576,300
AgroFresh Solutions, Inc.* 148,300 281,771
Allegheny Technologies,
Inc.* 54,037 1,450,353
Alpha Metallurgical
Resources, Inc.* 56,000 7,389,760
American Vanguard Corp. 145,000 2,946,400
Ampco-Pittsburgh Corp.* 68,200 430,342
Caledonia Mining Corp.
PLC+ 9,200 139,932
Carpenter Technology
Corp. 140,000 5,877,200
Century Aluminum Co.* 180,000 4,735,800
Clearwater Paper Corp.* 57,000 1,597,710
Core Molding
Technologies, Inc.* 30,000 322,800
Ecovyst, Inc. 92,700 1,071,612
Friedman Industries, Inc. 52,100 459,001
FutureFuel Corp. 47,800 465,094
Glatfelter Corp. 165,400 2,047,652
Haynes International, Inc. 30,410 1,295,466
Intrepid Potash, Inc.* 42,356 3,479,122
Kaiser Aluminum Corp. 17,500 1,647,800
Koppers Holdings, Inc. 55,100 1,516,352
Mercer International, Inc. 276,150 3,852,293
Minerals Technologies, Inc. 28,400 1,878,660
Olympic Steel, Inc. 37,000 1,423,020
Ramaco Resources, Inc.+ 91,400 1,444,120
Rayonier Advanced
Materials, Inc.* 324,500 2,131,965
Resolute Forest Products,
Inc. 286,500 3,698,715
Ryerson Holding Corp. 115,000 4,027,300
Schnitzer Steel Industries,
Inc., Class A 127,800 6,637,932
SunCoke Energy, Inc. 392,700 3,498,957
Synalloy Corp.* 34,425 552,521
TimkenSteel Corp.* 173,700 3,800,556
Trecora Resources* 72,600 614,196
Tredegar Corp. 106,700 1,279,333
Trinseo PLC+ 114,500 5,486,840
Tronox Holdings PLC,
Class A 327,185 6,474,991
Universal Stainless & Alloy
Products, Inc.* 24,950 216,566
Industry Company Shares Value
Materials (continued)
Valhi, Inc. 38,998 $ 1,143,031
Warrior Met Coal, Inc. 146,992 5,454,873
94,919,043
Real Estate - 0.56%
AMREP Corp.* 52,000 703,040
RE/MAX Holdings, Inc.,
Class A 20,000 554,600
Realogy Holdings Corp.* 389,000 6,099,520
7,357,160
TOTAL COMMON STOCKS - 99.43% 1,305,439,575
(Cost $848,297,423)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%*** 221 5,149
TOTAL PREFERRED STOCK - 0.00% 5,149
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings, Inc.,
CVR*
∆
# 5,000 —
Pan American Silver
Corp., CVR* 150,000 126,000
TOTAL RIGHTS - 0.01% 126,000
(Cost $34,500)
.
Warrants - 0.02%
Nabors Industries, Ltd.,
expiring 06/11/26* 7,920 182,160
TOTAL WARRANTS - 0.02% 182,160
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.09%
Fidelity Investments Money
Market Government
Portfolio Class I 0.12% 1,176,524
1,176,524
TOTAL MONEY MARKET FUND - 0.09% 1,176,524
(Cost $1,176,524)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2022
Quarterly Report | March 31, 2022 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.40%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.12%
$ 18,419,988
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.40% 18,419,988
(Cost $18,419,988)
TOTAL INVESTMENTS
-
100.95%
$ 1,325,349,396
(Cost $867,933,032)
Liabilities in Excess of Other Assets - (0.95%) (12,442,364)
NET ASSETS - 100.00% $ 1,312,907,032
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2022.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of March 31, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2022. Total loaned securities had a value of
$64,614,040 as of March 31, 2022.
CVR - Contingent Value Right
PLC - Public Limited Company

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 209,186,765 $ 26,180 $ – $ 209,212,945
Other Industries (a) 1,096,226,630 – – 1,096,226,630
Total Common Stocks 1,305,413,395 26,180 – 1,305,439,575
Preferred Stock 5,149 – – 5,149
Rights 126,000 – 0 126,000
Warrants 182,160 – – 182,160
Money Market Fund – 1,176,524 – 1,176,524
Investments Purchased With Cash Proceeds From Securities
Lending – 18,419,988 – 18,419,988
TOTAL
$1,305,726,704 $19,622,692 $0 $1,325,349,396
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2021 $ 0
Purchases 0
Sales (11,767)
Return of Capital –
Realized Gain/(Loss) 1,548
Change in unrealized Appreciation/(Depreciation) 10,219
Transfers in –
Transfers out –
Balance as of 03/31/2022 $ 0
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2022 $ –